Consolidated Statements of Changes in Member's Equity	USD ($)
Beginning balance at Dec. 31, 2018	$ 26,558,636
Contributed capital	100
Distributions to member	(10,910,508)
Net Income	5,873,743
Ending balance at Dec. 31, 2019	21,521,971
Distributions to member	(6,584,063)
Net Income	34,171,193
Ending balance at Dec. 31, 2020	$ 49,109,101